ORGANIZATION	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION

NOTE 1 – ORGANIZATION

Description of Business

ICTS International N.V. (“ICTS” or “Company”) was established by the Department of Justice in Amstelveen, Netherlands on October 9, 1992. ICTS and subsidiaries (collectively referred to as the "Company") operate in three reportable segments: (a) corporate (b) airport security and other aviation services and (c) technology. The corporate segment does not generate revenue and contains primarily non-operational expenses. The airport security and other aviation services segment provides security and other services to airlines and airport authorities, predominantly in Europe and the United States. The technology segment is predominantly involved in the development and sale of identity security software to financial and other institutions, predominantly in Europe and the United States of America.

Liquidity and Financial Condition

The Company has a working capital and shareholders’ deficit and a history of losses from continuing operations and negative cash flows from continuing operations. As of December 31, 2015 and 2014, the Company has a working capital deficit of $5,005 and $2,455, respectively and shareholders’ deficit of $42,208 and $39,059, respectively. During the years ended December 31,2015, 2014 and 2013, the Company incurred income (losses) from continuing operations of ($4,702), $1,540 and ($5,254), respectively, and positive (negative) cash flows from operations of ($1,131), $1,806 and ($7,690), respectively. Collectively, these factors raise substantial doubt about the Company's ability to continue as a going concern.

Management believes that the Company’s operating cash flows and related party/third party financing activities will provide it with sufficient funds to meet its obligations and execute its business plan for the next twelve months. However, there are no assurances that management's plans to generate sufficient cash flows from operations and obtain additional financing from related parties/third parties will be successful.

The accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of asset carrying amounts or the amount and classification of liabilities that might result should the Company be unable to continue as a going concern.